Financial Instruments and Related Risk Management - Summary of Maturity Analysis of Financial Liabilities and Gross Settled Derivative Contracts (Parenthetical) (Detail) $ in Millions	Dec. 31, 2019 USD ($)
Disclosure of maturity analysis for derivative financial liabilities [abstract]
Payable and accrued charges, excludes non-financial liabilities and includes trade payables	$ 1,400